Income tax - Summary of Net Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
One year	$ 27,446	$ 15,853
Two years	56,969	23,958
Three years	78,915	49,729
Four years	89,906	68,886
Thereafter and unlimited	190,756	189,107
Net operating loss carryforwards	$ 443,992	$ 347,533